Securities Trading and Intermediation - Summary of Securities Trading and Intermediation Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Securities Trading and Intermediation Assets and Liabilities [Abstract]
Cash and settlement records	R$ 13,823	R$ 164,322
Debtors pending settlement	477,646	731,611
Other	13,514	2,379
Total Assets	504,983	898,312
Cash and settlement records	474,759	90,056
Creditors pending settlement	8,639,787	5,216,572
Total Liabilities	R$ 9,114,546	R$ 5,306,628